Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance Sheets
Allowance for doubtful accounts	$ 117,632
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	500,000,000	500,000,000	75,000,000
Common Stock, shares issued	54,577,294	39,054,867	16,499,021
Common Stock, shares outstanding	54,577,294	39,054,867	16,499,021